UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  153 E. 53rd Street, 51st Floor
          New York, NY 10022


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (212) 521-1306


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             New York, New York         February 17, 2004
------------------------         ---------------------        -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $242,097
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.      28-                       JLF Offshore Fund, Ltd.
    -----------------------     --------------------------

                                                    FORM 13F INFORMATION TABLE
                                                     JLF ASSET MANAGEMENT LLC
                                                             FORM 13F
                                                         December 31, 2003


     COLUMN 1                        COLUMN 2 COLUMN 3  COLUMN 4         COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8
                                     TITLE
                                      OF                VALUE    SHRS OR SH/   PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                       CLASS    CUSIP     (X$1000) PRN AMT PRN   CALL   DISCRETION  MANAGER   SOLE  SHARED  NONE

4Kids Entertainment Inc.             COM      350865101 2092    80400    SH           SOLE                  80400  0        0
Advance Auto Parts Inc.              COM      00751Y106 2279    28000    SH           SOLE                  28000  0        0
Aftermarket Technology Corp.         COM      008318107  681    49600    SH           SOLE                  49600  0        0
Allstate Corp.                       COM      020002101 4388   102000    SH           SOLE                 102000  0        0
America West Holdings Corp           CL B     023657208 2368   191000    SH           SOLE                 191000  0        0
Americredit Corp.                    COM      03060R101 1633   102500    SH           SOLE                 102500  0        0
Ameristar Casinos Inc.               COM      03070Q101 2423    99000    SH           SOLE                  99000  0        0
Ann Taylor Stores Corp.              COM      036115103 3666    94000    SH           SOLE                  94000  0        0
Argonaut Group, Inc.                 COM      040157109 1469    94500    SH           SOLE                  94500  0        0
Bank of America Corp.                COM      060505104 9386   116700    SH           SOLE                 116700  0        0
Bear Stearns Companies Inc.          COM      073902108 4437    55500    SH           SOLE                  55500  0        0
Bed Bath & Beyond Inc.               COM      075896100 3715    85700    SH           SOLE                  85700  0        0
Best Buy Inc.                        COM      086516101 3866    74000    SH           SOLE                  74000  0        0
Big Five Sporting Goods Corp.        COM      08915P101  618    29500    SH           SOLE                  29500  0        0
Black & Decker Corp.                 COM      091797100  493    10000    SH           SOLE                  10000  0        0
Briggs &  Stratton Corp              COM      109043109 2696    40000    SH           SOLE                  40000  0        0
Brookstone Inc                       COM      114537103  286    13400    SH           SOLE                  13400  0        0
Buca Inc.                            COM      117769109  132    19400    SH           SOLE                  19400  0        0
CSK Auto Club                        COM      125965103  636    33900    SH           SOLE                  33900  0        0
CVS Corp.                            COM      126650100 2239    62000    SH           SOLE                  62000  0        0
California Micro Devices Corp        COM      130439102  961   105300    SH           SOLE                 105300  0        0
California Pizza Kitchen Inc.        COM      13054D109 2460   122200    SH           SOLE                 122200  0        0
Children's Place Retail Stores       COM      168905107 1981    74100    SH           SOLE                  74100  0        0
Circuit City Stores                  COM      172737108 2269   224000    SH           SOLE                 224000  0        0
Collins & Aikman Corporation New     COM NEW  194830204  186    43000    SH           SOLE                  43000  0        0
Comfort System USA Inc               COM      199908104  502    91600    SH           SOLE                  91600  0        0
ConAgra Foods Inc                    COM      205887102 1557    59000    SH           SOLE                  59000  0        0
Conseco Inc                          COM NEW  208464883 2160    99100    SH           SOLE                  99100  0        0
Constellation Brands Inc             CL A     21036P108 1403    42600    SH           SOLE                  42600  0        0
Cooper Tire and Rubber Co.           COM      216831107 1454    68000    SH           SOLE                  68000  0        0
Cutter & Buck Inc.                   COM      232217109  454    48100    SH           SOLE                  48100  0        0
Dana Corp                            COM      235811106 7525   410100    SH           SOLE                 410100  0        0
Dura Automotive Systems Corp.        CL A     265903104  280    21600    SH           SOLE                  21600  0        0
Delphi Corp.                         COM      247126105 1868   183000    SH           SOLE                 183000  0        0
Delphi Financial Group Inc           CL A     247131105 2331    64749    SH           SOLE                  64749  0        0
EVCI Career Colleges, Inc.           COM      26926P100 5744  1065620    SH           SOLE                1065620  0        0
Family Dollar Stores Inc.            COM      307000109 4019   112000    SH           SOLE                 112000  0        0
Federal National Mortgage Assn.      COM      313586109 7581   101000    SH           SOLE                 101000  0        0
Federated Department Stores Inc. DE  COM      31410H101 5561   118000    SH           SOLE                 118000  0        0
Foot Locker Inc                      COM      344849104 1609    68600    SH           SOLE                  68600  0        0
Friedman Billings Ramsey Group       CL A     358434108 4886   211700    SH           SOLE                 211700  0        0
Guitar Center Mgmt. Inc.             COM      402040109  852    26100    SH           SOLE                  26100  0        0
Helen of Troy Corp. Ltd.             COM      G4388N106 2451   105900    SH           SOLE                 105900  0        0
Infinity Property & Casualty Corp    COM      45665Q103 5483   165900    SH           SOLE                 165900  0        0
Intrawest Corp                       COM NEW  460915200 1525    82500    SH           SOLE                  82500  0        0
Penny JC Co.                         COM      708160106  526    20000    SH           SOLE                  20000  0        0
JLG Industries Inc                   COM      466210101 1295    85000    SH           SOLE                  85000  0        0
Jack in the Box Inc                  COM      466367109 2454   114900    SH           SOLE                 114900  0        0
Kenneth Cole Productions Inc.        CL A     193294105  203     6900    SH           SOLE                   6900  0        0
Kerzner International Ltd            SHS      P6065Y107   78     2000    SH           SOLE                   2000  0        0
Kohls Corp.                          COM      500255104 3730    83000    SH           SOLE                  83000  0        0
Kroger Co.                           COM      501044101 1518    82000    SH           SOLE                  82000  0        0
Lakes Entertainment Inc              COM      51206P109  694    43000    SH           SOLE                  43000  0        0
Lear Corp.                           COM      521865105 3312    54000    SH           SOLE                  54000  0        0
Lowes Companies Inc.                 COM      548661107 3767    68000    SH           SOLE                  68000  0        0
May Department Stores Co.            COM      577778103 5640   194000    SH           SOLE                 194000  0        0
Michael's Stores, Inc                COM      594087108 1812    41000    SH           SOLE                  41000  0        0
Micros Systems, Inc.                 COM      594901100  468    10800    SH           SOLE                  10800  0        0
National RV Holdings Inc.            COM      637277104 9693   974200    SH           SOLE                 974200  0        0
Neiman Marcus Group Inc.             CL A     640204202  4079   76000    SH           SOLE                  76000  0        0
Oakley Inc.                          COM      673662102  1262   91200    SH           SOLE                  91200  0        0
Pacific Sunwear of California Inc.   COM      694873100  2559  121300    SH           SOLE                 121300  0        0
Polo Ralph Lauren                    CL A     731572103  1140   39600    SH           SOLE                  39600  0        0
Providence Service Corp.             COM      743815102   335   20500    SH           SOLE                  20500  0        0
Quaker Fabric Corp. New              COM      747399103   254   26800    SH           SOLE                  26800  0        0
Rayovac Corp.                        COM      755081106 13486  643700    SH           SOLE                 643700  0        0
Retail Ventures Inc                  COM      76128Y102  1667  350900    SH           SOLE                 350900  0        0
Select Comfort Corp                  COM      81616X103   426   17200    SH           SOLE                  17200  0        0
Selective Insurance Group Inc.       COM      816300107 10913  337236    SH           SOLE                 337236  0        0
Sports Authority Inc. New            COM      84917U109   438   11400    SH           SOLE                  11400  0        0
Stanley Furniture Inc.               COM NEW  854305208  1210   38400    SH           SOLE                  38400  0        0
State Street Corp.                   COM      857477103  7447  143000    SH           SOLE                 143000  0        0
Stein Mart Inc.                      COM      858375108   807   97900    SH           SOLE                  97900  0        0
Steinway Musical Instruments Inc     COM ORD  858495104  9821  397600    SH           SOLE                 397600  0        0
Supervalu Inc.                       COM      868536103  2516   88000    SH           SOLE                  88000  0        0
TBC Corp                             COM      872180104   516   20000    SH           SOLE                  20000  0        0
Tandy Brands Accessories Inc.        COM      875378101  2284  147099    SH           SOLE                 147099  0        0
Timberland Co.                       CL A     887100105 10055  193100    SH           SOLE                 193100  0        0
Tommy Hilfiger Corp.                 ORD      G8915Z102  7042  475500    SH           SOLE                 475500  0        0
Tower Automotive Inc                 COM      891707101   665   97400    SH           SOLE                  97400  0        0
Tuesday Morning Corp                 COM NEW  899035505  1951   64500    SH           SOLE                  64500  0        0
Wachovia Corp. 2nd New               COM      929903102  3494   75000    SH           SOLE                  75000  0        0
Walgreen Co.                         COM      931422109  1091   30000    SH           SOLE                  30000  0        0
Yellow Roadway Corp.                 COM      985577105  4738  131000    SH           SOLE                 131000  0        0
Zale Corp. New                       COM      988858106   106    2000    SH           SOLE                   2000  0        0








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